UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             Read instructions at end of Form before preparing Form.

1.       Name and address of issuer

                  CONSECO VARIABLE ANNUITY ACCOUNT E
                  11825 N. Pennsylvania Street
                  Carmel, IN  46032


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]


3.       Investment Company Act File Number:
                  811-8288

         Securities Act File Number
                  33-74092

4(a).    Last day of fiscal year for which this Form is filed:

                  December 31, 2000

4(b). Check box is this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]

         Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).    Check box if this is the last time the issuer will be filing this Form.
         [ ]

5.       Calculation of registration fee:

         (i) Aggregate sale price of
         securities sold during the
         fiscal year pursuant to section 24(f):     246,066,740

         (ii) Aggregate price of
         securities redeemed or
         repurchased during the fiscal
         year:                                      196,847,152

         (iii) Aggregate price of
         securities redeemed or
         repurchased during any prior
         fiscal year ending no earlier
         than October 11, 1995 that
         were not previously used to
         reduce registration fees
         payable to the Commission:                           0

         (iv) Total available
         redemption credits [add Items
         5(ii) and 5(iii):                          196,847,152

         (v) Net sales - if Item 5(i)
         is greater than Item 5(iv)
         [subtract Item 5(iv) from
         Item 5(i)]:                                 49,219,588

         (vi) Redemption credits
         available for use in future
         years - if Item 5(i) is less
         than Item 5(iv) [subtract
         item 5(iv) from Item 5(i):                           0

         (vii) Multiplier for
         determining registration fee
         (See Instruction C.9):                        .0002500

         (viii) Registration fee due
         [multiply Item 5(v) by Item
         5(vii)] (enter "0" if no fee
         is due):                                        12,305


6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                  N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                  $12,305

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


              Method of delivery:           Wire Transfer To CIK No. 0000917573
              March __,2001

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:  (Signature and Title)*                 /s/ THOMAS J. KILIAN
                                            ------------------------------------
                                            Thomas J. Kilian
                                            President
                                            Conseco Variable Insurance Company
                                            Depositor
Date  March   , 2001

  *Please print the name and title of the signing officer below the signature.